Revenues	12 Months Ended
Mar. 31, 2024
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenues	Revenues
The disaggregation of the Company’s revenue was as follows:

	2024	2023
	$	$

Subscription revenue	322,000	298,763
Transaction-based revenue	545,470	399,552
Hardware and other revenue	41,800	32,191

Total revenues	909,270	730,506
Transaction-based revenue includes $17,158 of revenue from merchant cash advances for the fiscal year ended March 31, 2024 (2023 – $8,196). The Company discloses revenue by geographic area in note 29.
Commission assets

	2024	2023
	$	$

Balance - Beginning of fiscal year	27,307	18,563
Additions	21,291	20,998
Amortization (within sales and marketing expenses)	(15,628)	(12,254)

Balance - End of fiscal year	32,970	27,307
Contract assets

	2024	2023
	$	$

Balance - Beginning of fiscal year	19,536	9,730
Additions	20,562	13,930
Amortization (within subscription and transaction-based revenue)	(7,891)	(4,124)

Balance - End of fiscal year	32,207	19,536
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the fiscal years ended March 31, 2024 and 2023 is $68,094 and $65,194, respectively.